Taxes on income - Schedule of Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before income taxes expense, as reported in the consolidated statements of operations	$ 120,760	$ 82,305	$ 11,397
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical taxes on income	$ 27,775	$ 18,930	$ 2,621
Foreign subsidiaries taxed at different tax rates	104	167	81
Preferred tax rates in Israel	(12,121)	(7,598)	(72)
Remeasurement of liability instruments	(14,024)	(8,145)	0
Non-deductible expense	400	1,363	1,501
Taxes in respect of prior years	103	(125)	78
Intercompany transfer of intangible assets	0	0	1,324
Tax on dividend distributed from trapped earnings	(2,369)	7,068	0
Other	87	(751)	83
Tax (income) expense	$ (45)	$ 10,909	$ 5,616